Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
In accordance with the
SEC’s disclosure requirements regarding pay versus performance (“PVP”), this section presents the SEC-defined “Compensation Actually Paid” (“CAP”). Also required by SEC’s new PVP rules, this section compares CAP to various measures used
to gauge our performance.
Our compensation decisions are made independently of disclosure requirements. CAP is a supplemental measure to be viewed alongside performance measures described under “Compensation Discussion and Analysis,” not in replacement.
Pay Versus Performance Table
In accordance with the SEC’s new PVP rules, the following table sets forth information concerning the compensation of our Named Executive Officers for each of the fiscal years ended December 31, 2022, 2021 and 2020, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($) (1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)	Organic Revenue growth rate (4)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)

2022	6,741,633	(5,295,763)	4,728,133	2,800,269	$147.41	$149.06	$671.8	8.1%

2021	9,201,035	32,778,563	3,508,148	6,939,244	$180.65	$145.28	$587.1	10.4%

2020	7,254,300	15,105,043	2,573,911	4,184,212	$121.00	$106.20	$480.5	3.8%

(1)	The Compensation Actually Paid to J. Powell Brown, President and Chief Executive Officer of the Company, for each of the fiscal years ended December 31, 2022, 2021 and 2020, is calculated, as follows:

Year	Reported summary compensation table total for CEO ($) (a)	Reported value of equity awards ($) (b)	Equity award adjustments ($) (c)*	Reported change in the actuarial present value of pension benefits ($) (d)	Pension benefit adjustments ($) (e)	Compensation actually paid to CEO ($) ( a - b + c - d + e )

2022	6,741,633	2,953,648	(9,083,748)	—	—	(5,295,763)

2021	9,201,035	2,940,017	26,517,545	—	—	32,778,563

2020	7,254,300	2,948,008	10,798,751	—	—	15,105,043

*	The equity award adjustments shown in this column are calculated as follows:

Year	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)

2022	2,506,468	(10,904,630)	—	(685,586)	—	—	(9,083,748)

2021	7,989,712	18,728,632	—	(200,798)	—	—	26,517,545

2020	4,031,415	6,639,119	—	128,217	—	—	10,798,751

(2)
The average Compensation Actually Paid to our Named Executive Officers, other than J. Powell Brown, President and Chief Executive Officer of the Company, for each of the fiscal years ended December 31, 2022, 2021 and 2020, is calculated, as follows.

Year	Average reported summary compensation table total for non-CEO NEOs ($) (a)	Average reported value of equity awards ($) (b)	Average equity award adjustments ($) (c)*	Average reported change in the actuarial present value of pension benefits ($) (d)	Average pension benefit adjustments ($) (e)	Average compensation actually paid to non-CEO NEOs ($) (a - b + c - d + e)

2022	4,728,133	2,541,365	613,501	—	—	2,800,269

2021	3,508,148	575,709	4,006,805	—	—	6,939,244

2020	2,573,911	540,422	2,150,723	—	—	4,184,212

*	The equity award adjustments shown in this column are calculated as follows:

Year	Average year end fair value of equity awards granted during the year ($)	Average year over year change in fair value of outstanding and unvested equity awards ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Average year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Average total equity award adjustments ($)

2022	2,080,633	(1,255,815)	—	(211,317)	—	—	613,501

2021	1,564,556	2,529,319	—	(87,070)	—	—	4,006,805

2020	739,039	1,304,049	—	107,635	—	—	2,150,723

(3)	Peer average among Arthur J. Gallagher & Co, Aon plc, Marsh & McLennan Companies, and Willis Towers Watson Public Limited Company.
(4)	See Annex A for additional information regarding Organic Revenue growth, which is a non-GAAP financial measure, including a reconciliation to the most closely comparable GAAP financial measure.

Company Selected Measure Name	OrganicRevenuegrowthrate
Named Executive Officers, Footnote [Text Block]	The average Compensation Actually Paid to our Named Executive Officers, other than J. Powell Brown, President and Chief Executive Officer of the Company, for each of the fiscal years ended December 31, 2022, 2021 and 2020, is calculated, as follows.
Peer Group Issuers, Footnote [Text Block]	Peer average among Arthur J. Gallagher & Co, Aon plc, Marsh & McLennan Companies, and Willis Towers Watson Public Limited Company.
PEO Total Compensation Amount	$ 6,741,633	$ 9,201,035	$ 7,254,300
PEO Actually Paid Compensation Amount	$ 5,295,763	32,778,563	15,105,043
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported summary compensation table total for CEO ($) (a)	Reported value of equity awards ($) (b)	Equity award adjustments ($) (c)*	Reported change in the actuarial present value of pension benefits ($) (d)	Pension benefit adjustments ($) (e)	Compensation actually paid to CEO ($) ( a - b + c - d + e )

2022	6,741,633	2,953,648	(9,083,748)	—	—	(5,295,763)

2021	9,201,035	2,940,017	26,517,545	—	—	32,778,563

2020	7,254,300	2,948,008	10,798,751	—	—	15,105,043

*	The equity award adjustments shown in this column are calculated as follows:

Year	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)

2022	2,506,468	(10,904,630)	—	(685,586)	—	—	(9,083,748)

2021	7,989,712	18,728,632	—	(200,798)	—	—	26,517,545

2020	4,031,415	6,639,119	—	128,217	—	—	10,798,751

Non-PEO NEO Average Total Compensation Amount	$ 4,728,133	3,508,148	2,573,911
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,800,269	6,939,244	4,184,212
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average reported summary compensation table total for non-CEO NEOs ($) (a)	Average reported value of equity awards ($) (b)	Average equity award adjustments ($) (c)*	Average reported change in the actuarial present value of pension benefits ($) (d)	Average pension benefit adjustments ($) (e)	Average compensation actually paid to non-CEO NEOs ($) (a - b + c - d + e)

2022	4,728,133	2,541,365	613,501	—	—	2,800,269

2021	3,508,148	575,709	4,006,805	—	—	6,939,244

2020	2,573,911	540,422	2,150,723	—	—	4,184,212

*	The equity award adjustments shown in this column are calculated as follows:

Year	Average year end fair value of equity awards granted during the year ($)	Average year over year change in fair value of outstanding and unvested equity awards ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Average year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Average total equity award adjustments ($)

2022	2,080,633	(1,255,815)	—	(211,317)	—	—	613,501

2021	1,564,556	2,529,319	—	(87,070)	—	—	4,006,805

2020	739,039	1,304,049	—	107,635	—	—	2,150,723

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]
In accordance with the SEC’s new PVP rules, the following tabular list sets forth the financial performance measures the Company has determined are the most important financial performance measures used to link compensation actually paid to Company performance during the last fiscal year:

Financial Performance Measure

Organic Revenue (1) growth rate

Adjusted EBITDAC Margin (1)

Adjusted EPS (1)

Total Shareholder Return (2)

(1)	For additional information related to how we link our executive compensation programs to Adjusted EBITDAC Margin, Organic Revenue growth and Adjusted EPS, see “Compensation Discussion and Analysis.”

(2)
While Total Shareholder Return is not used as one of the metrics tied to the payouts under our incentive plans, the actual value realized under our equity incentive awards is based upon the Company’s Total Shareholder Return (i.e., stock price and dividends paid) over the applicable performance and vesting periods.

Total Shareholder Return Amount	$ 147.41	180.65	121
Peer Group Total Shareholder Return Amount	149.06	145.28	106.2
Net Income (Loss)	$ 671,800,000	$ 587,100,000	$ 480,500,000
Company Selected Measure Amount	8.1	10.4	3.8
PEO Name	J. Powell Brown
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Organic Revenue growth rate
Non-GAAP Measure Description [Text Block]	See Annex A for additional information regarding Organic Revenue growth, which is a non-GAAP financial measure, including a reconciliation to the most closely comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDAC Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,953,648	$ 2,940,017	$ 2,948,008
PEO [Member] | Equity award adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,083,748	26,517,545	10,798,751
Fair Value of Equity Awards Granted	2,506,468	7,989,712	4,031,415
Change in Fair Value of Outstanding and Unvested Equity Awards	10,904,630	18,728,632	6,639,119
Change in Fair Value of Equity Awards Granted in Prior Years that Vested	685,586	200,798	128,217
Non-PEO NEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,541,365	575,709	540,422
Non-PEO NEO [Member] | Equity award adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	613,501	4,006,805	2,150,723
Fair Value of Equity Awards Granted	2,080,633	1,564,556	739,039
Change in Fair Value of Outstanding and Unvested Equity Awards	1,255,815	2,529,319	1,304,049
Change in Fair Value of Equity Awards Granted in Prior Years that Vested	$ 211,317	$ 87,070	$ 107,635